Taxation, Benefit Offered by Jurisdictions (Details) - USD ($) $ in Millions	10 Months Ended	12 Months Ended	18 Months Ended
	Oct. 31, 2018	Dec. 31, 2017	Oct. 31, 2018
Taxation [Abstract]
Net one-off credit to income statement resulting from US tax reforms			$ 692.3
Credit from re-measurement of deferred tax liabilities due to reduction of US federal tax rate			930.6
Tax rate [Abstract]
Transition tax charge			$ 238.3
Transition tax charge payable period			8 years
Adjustments to tax in respect of previous periods relating to items within income tax reserve			$ 13.2
Maximum potential tax liability	$ 57.8		$ 57.8
US [Member]
Tax rate [Abstract]
Tax rate	21.00%	35.00%